Revenue from contracts with customers (Tables)	12 Months Ended
Jun. 30, 2023
Revenue from contracts with customers [Abstract]
Disaggregation of revenue from contracts with customers	Below is revenue from contracts with customers disaggregated by product line and geographic location:

	2023	2022	2021
Inputs Retails sales
Brazil	6,950,340	5,555,066	3,439,049
Colombia	1,145,520	1,066,548	758,423
	8,095,860	6,621,614	4,197,472
Private Label products
Crop Care	557,167	331,527	41,138
Grains (ii)
Brazil	633,565	693,525	759,521
Colombia	33,360	21,780	30,251
	666,925	715,305	789,772
Services
Colombia	27,461	78,088	70,163
Total Revenues	9,347,413	7,746,534	5,098,545
Summarized by region
Brazil	8,141,072	6,580,118	4,239,708
Colombia	1,206,341	1,166,416	858,837
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(i)Sales between the Crop Care Cluster and the Brazil Cluster.
(ii)As explained in Note 11, the Group receives grains from certain customers in exchange to the product sold. The fair value of such non-cash consideration received from the customer is included in the transaction price and measured when the Group obtains control of the grains. The Group estimates the fair value of the non-cash consideration by reference to its market price.